Business segments (Revenue by Shipping Location) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 196,148	$ 244,993	$ 284,415	$ 348,096	$ 438,678	$ 468,822	$ 428,279	$ 403,938	$ 1,073,652	$ 1,739,717	$ 1,524,811
Sales [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales									$ 1,073,652	$ 1,739,717	$ 1,524,811
Percentage of net sales									100.00%	100.00%	100.00%
Sales [Member] | United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales									$ 646,928	$ 1,049,609	$ 918,795
Percentage of net sales									60.30%	60.30%	60.20%
Sales [Member] | Europe & Africa [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales									$ 188,414	$ 305,376	$ 225,381
Percentage of net sales									17.50%	17.60%	14.80%
Sales [Member] | Asia-Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales									$ 69,923	$ 154,669	$ 151,790
Percentage of net sales									6.50%	8.90%	10.00%
Sales [Member] | Middle East [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales									$ 59,680	$ 65,498	$ 65,724
Percentage of net sales									5.60%	3.80%	4.30%
Sales [Member] | Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales									$ 57,837	$ 103,077	$ 99,081
Percentage of net sales									5.40%	5.90%	6.50%
Sales [Member] | Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales									$ 50,870	$ 61,488	$ 64,040
Percentage of net sales									4.70%	3.50%	4.20%